[logo] PIONEER Investments(R)







						December 4, 2015



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Series Trust IV (the "Trust")
     (File Nos. 333-126384 and 811-21781)
     CIK No. 0001331854


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of statements of additional information relating to Pioneer Classic Balanced Fund, Pioneer Government Income Fund and Pioneer Multi-Asset Income Fund do not differ from those contained in Post-Effective Amendment No. 20 to the Trust's registration statement on Form N-1A filed electronically with the Commission on November 23, 2015 (Accession No. 0001331854-15-000035).

If you have any questions or comments concerning the foregoing certification, please contact me at (617) 422-4703.

						Very truly yours,



						/s/ Daniel J. Hynes
    						----------------------
    						    Daniel J. Hynes
						    Senior Legal Product Manager


cc:  Christopher J. Kelley, Esq.
     Jeremy B. Kantrowitz, Esq.




Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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